AGREEMENTS AND TRANSACTIONS WITH BAXTER (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Corporate Overhead and Other Allocations from Baxter

(in millions)	Six months ended June 30, 2015	Three months ended September 30, 2014	Nine months ended September 30, 2014

Cost of sales allocation	$21	$—	$10
Selling, general and administrative allocations	258	125	382
Research and development allocations	5	4	9
Other expense, net allocation	—	1	1

Total corporate overhead and other allocations from Baxter	$284	$130	$402

years ended December 31 (in millions)	2014	2013	2012

Cost of sales allocations	$12	$37	$28
Selling, general and administrative allocations	511	540	552
Research and development allocations	14	15	14
Other expense, net allocations	1	4	—

Total corporate overhead and other allocations from Baxter	$538	$596	$594

Summary of Amounts in Consolidated Balance Sheet due To or From Baxter

The following is a summary of the amounts in the consolidated balance sheet due to or from Baxter, including the assets and liabilities of certain of the company’s operations that have not yet transferred to Baxalta and are held by Baxter as of the balance sheet date:

(in millions)	September 30, 2015

Inventories	$107

Assets to be transferred to Baxalta, held by Baxter	$211
Other amounts due from Baxter	282

Due from Baxter International Inc.	$493

Liabilities to be transferred to Baxalta, held by Baxter	$43
Other amounts due to Baxter	516

Due to Baxter International Inc.	$559